NOTES PAYABLE (Details Narrative) - USD ($)					12 Months Ended
	Nov. 15, 2023	Aug. 04, 2022	Sep. 28, 2021	Jun. 24, 2020	Dec. 31, 2023	Dec. 31, 2022	Aug. 15, 2023	Jun. 15, 2022
Short-Term Debt [Line Items]
Shares issued	40,000
Amortization of debt discount					$ 5,694	$ 11,306
Shares issued	10,000						30,000
Value of shares	40,000
Notes payable					170,000	164,306
Investor [Member]
Short-Term Debt [Line Items]
Proceeds from loan		$ 250,000
Debt instrument discount rate		10.00%
Shares issued		10,000
Debt instrument unpaid principal and interest		70.00%
Purchase of warrants		200,000
Investment		$ 200,000
Shares issued		$ 2.00
Warrant term		5 years
Debt instrument description		The Investor was granted registration rights for a registration statement in connection with a subsequent offering, subject to certain exceptions. If after sixty (60) days of this offering (i) a registration statement for the common stock underlying the Warrants has gone effective, and is still effective, (ii) the 20-day volume-weighted daily average price of the Company’s common stock exceeds $6 per share, (iii) the average daily trading volume is at least 500,000 shares during such 20-day period, and (iv) an event of default under the Note has not occurred, then the Company will have the option for thirty (30) days to elect to call the Investor’s unexercised Warrants at a price per Warrant equal to $0.10 per Warrant; provided that, the Company provides the Investor with written notice of its intent to redeem, and the Investor has thirty (30) days after receipt of notice to elect to exercise the Warrants.
Proceeds from issuance of debt						170,000
Unamortized discount					0	17,000
Amortization of debt discount					$ 5,694	$ 11,306
Headway Capital [Member]
Short-Term Debt [Line Items]
Debt interest rate					3.33%
Line of credit								$ 60,600
Short term borrowings					$ 38,111
Economic Injury Disaster Loan [Member]
Short-Term Debt [Line Items]
Proceeds from loan			$ 314,700	$ 130,600
Loan amount			$ 445,400
Debt interest rate			3.75%
Monthly payment			$ 2,245